Redeemable Noncontrolling Interests and Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interests Activities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Beginning balance	¥ 495,844,565	¥ 96,936,855	¥ 0
Issuance of Fun Preferred Shares, net of issuance costs	733,238,486	380,259,607	97,019,860
Foreign exchange impact	(37,374,084)	(1,899,929)	(1,061,206)
Repurchase of Series B Preferred Shares	(146,459,680)	0	0
Accretion on convertible redeemable preferred shares to redemption value	48,276,771	20,548,032	978,201
Ending balance	¥ 1,093,526,058	¥ 495,844,565	¥ 96,936,855